Property, plant and equipment - Interest and AFUDC Capitalized (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Capitalization [Line Items]
Total	$ 18,051	$ 12,703
Allowance for borrowed funds
Schedule of Capitalization [Line Items]
AFUDC capitalized on regulated property:	8,305	6,040
Allowance for equity funds
Schedule of Capitalization [Line Items]
AFUDC capitalized on regulated property:	3,372	1,901
Interest capitalized on non-regulated property
Schedule of Capitalization [Line Items]
Interest capitalized on non-regulated property	$ 6,374	$ 4,762